12. Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stock Warrant Activity
	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2017	–	$–
Warrants granted and assumed	6,500,000	$0.10
Warrants expired	–	–
Warrants canceled	–	–
Warrants exercised	–	–
Balance outstanding, December 31, 2018	6,500,000	$0.10
Balance exercisable, December 31, 2018	6,500,000	$0.10

Stock Option Activity
	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2016	–	–
Options granted and assumed	100,000	$0.10
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance, December 31, 2017	100,000	$0.10
Options granted and assumed	19,933,333	$0.02
Options expired	–	–
Options canceled	–	–
Options exercised	–	–
Balance exercisable, December 31, 2018	15,533,333	$0.07